Fees Summary	Aug. 28, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $10,000,000.00.
Narrative - Max Aggregate Offering Price	$ 10,000,000.00